Stock-Based Compensation (Details) - Schedule of fair value of each option was estimated grant using the weighted average	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of fair value of each option was estimated grant using the weighted average [Abstract]
Expected volatility	71.20%	71.78%	55.76%
Risk-free interest rate	3.90%	3.30%	1.12%
Expected life (in years)	6 years	6 years 14 days	6 years 7 months 9 days
Expected dividend yield		0.00%	0.00%